Organization and Principal Activities - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	7 Months Ended	12 Months Ended
	Sep. 25, 2018 $ / shares shares	Aug. 23, 2018 USD ($) $ / shares shares	Jul. 31, 2015 CNY (¥) shares	Jul. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares shares	Aug. 22, 2018 $ / shares shares	Jun. 30, 2018 shares	Dec. 31, 2017 shares	May 31, 2014 CNY (¥)
Organization And Principal Activities [Line Items]
Entity incorporated state					Cayman Islands	Cayman Islands
Entity incorporation date					2015-01	2015-01
Ordinary shares issued in exchange of interest, value | ¥					¥ 633,508
Common stock, par value per share | $ / shares		$ 0.00001					$ 0.0001
Preferred shares, par value | $ / shares		$ 0.00001					0.0001
Stock split ratio		10
Surrender of outstanding shares after share split		0.90
Stock, conversion basis					IPO, 16,145,454 issued class A ordinary shares held by certain key management founders, 33,818,182 issued Class B Ordinary Shares held by Red Better, and 67,636,364 issued Class B Ordinary Shares held by Mr. Chen’s wholly-owned entity Viomi Limited was automatically converted by way of re-designation and re-classification into Post-IPO Class B Ordinary Shares on a one-for-one basis, and the rest of the outstanding class A ordinary shares, the rest of the outstanding class B Ordinary Shares, and all outstanding Series A Preferred Shares was automatically converted by way of re-designation and re-classification into Post-IPO Class A Ordinary Shares on a one-for-one basis.	IPO, 16,145,454 issued class A ordinary shares held by certain key management founders, 33,818,182 issued Class B Ordinary Shares held by Red Better, and 67,636,364 issued Class B Ordinary Shares held by Mr. Chen’s wholly-owned entity Viomi Limited was automatically converted by way of re-designation and re-classification into Post-IPO Class B Ordinary Shares on a one-for-one basis, and the rest of the outstanding class A ordinary shares, the rest of the outstanding class B Ordinary Shares, and all outstanding Series A Preferred Shares was automatically converted by way of re-designation and re-classification into Post-IPO Class A Ordinary Shares on a one-for-one basis.
Foshan Viomi and Beijing Viomi
Organization And Principal Activities [Line Items]
Percentage of beneficial ownership						100.00%
Class A Ordinary Shares
Organization And Principal Activities [Line Items]
Ordinary shares, issued		4,000,000						33,818,182	33,818,182
Ordinary shares, transferred								16,145,454
Ordinary shares, surrendered								17,672,728
Common stock, par value per share | $ / shares						$ 0.00001	$ 0.0001
Ordinary shares, shares authorized							346,545,454
Series A Preferred Shares
Organization And Principal Activities [Line Items]
Stock issued						0			18,181,818
IPO
Organization And Principal Activities [Line Items]
Shares issued	34,200,000
IPO | American Depositary Shares
Organization And Principal Activities [Line Items]
Shares issued	11,400,000
Shares issued price per share | $ / shares	$ 9.00
Post-IPO
Organization And Principal Activities [Line Items]
Ordinary shares, shares authorized		5,000,000,000
Ordinary shares, Value of shares authorized | $		$ 50,000
Conversion ratio of Class B Ordinary Share into Post-IPO Class A ordinary shares		1
Stock, conversion basis					Each Post-IPO Class B Ordinary Share is convertible into one Post-IPO Class A Ordinary Share at any time by the holder thereof.	Each Post-IPO Class B Ordinary Share is convertible into one Post-IPO Class A Ordinary Share at any time by the holder thereof.
Post-IPO | Class A Ordinary Shares
Organization And Principal Activities [Line Items]
Ordinary shares, issued						90,200,000
Common stock, par value per share | $ / shares	$ 0.00001	$ 0.00001				$ 0.00001
Ordinary shares, shares authorized	4,800,000,000	4,800,000,000				4,800,000,000
Ordinary shares, voting rights		1
Post-IPO | Class B Ordinary Shares
Organization And Principal Activities [Line Items]
Ordinary shares, issued						117,600,000
Common stock, par value per share | $ / shares	$ 0.00001	$ 0.00001				$ 0.00001
Ordinary shares, shares authorized	150,000,000	150,000,000				150,000,000
Ordinary shares, voting rights		10
Post-IPO | Designated Common Stock
Organization And Principal Activities [Line Items]
Common stock, par value per share | $ / shares	$ 0.00001
Ordinary shares, shares authorized	50,000,000
Foshan Viomi
Organization And Principal Activities [Line Items]
Change in basis of assets and liabilities | $						$ 0
Mr. Chen
Organization And Principal Activities [Line Items]
Equity investments amount | ¥										¥ 7,500
Initial equity interest percent										60.00%
Mr. Chen | Class A Ordinary Shares
Organization And Principal Activities [Line Items]
Ordinary shares, issued		4,000,000
Tianjin Jinxing
Organization And Principal Activities [Line Items]
Equity investments amount | ¥										¥ 5,000
Initial equity interest percent										40.00%
Key Management Founders
Organization And Principal Activities [Line Items]
Equity investments amount | ¥										¥ 2,500
Key Management Founders | Post-IPO | Class A Ordinary Shares
Organization And Principal Activities [Line Items]
Ordinary shares, issued						16,145,454
Red Better Limited | Key Management Founders | Class A Ordinary Shares
Organization And Principal Activities [Line Items]
Shares issued			33,818,182
Ordinary shares issued in exchange of interest, value | ¥			¥ 2,500
Red Better Limited | Mr. Chen | Class B Ordinary Shares
Organization And Principal Activities [Line Items]
Shares issued			67,636,364
Ordinary shares issued in exchange of interest, value | ¥			¥ 5,000
Red Better Limited | IPO | Class B Ordinary Shares
Organization And Principal Activities [Line Items]
Ordinary shares, issued						33,818,182
Red Better Limited | Post-IPO | Class B Ordinary Shares
Organization And Principal Activities [Line Items]
Ordinary shares, issued						33,818,182
Viomi Limited | Class B Ordinary Shares
Organization And Principal Activities [Line Items]
Shares issued			67,636,364
Ordinary shares issued in exchange of interest, value | ¥			¥ 5,000
Viomi Limited | IPO | Class B Ordinary Shares
Organization And Principal Activities [Line Items]
Ordinary shares, issued						67,636,364
Viomi Limited | Post-IPO | Class B Ordinary Shares
Organization And Principal Activities [Line Items]
Ordinary shares, issued						67,636,364
Investors | Series A Preferred Shares
Organization And Principal Activities [Line Items]
Stock issued				18,181,818
Shares issued price per share | $ / shares				$ 1.1
Stock issued for consideration including conversion of outstanding bridge loans | $				$ 20,000
Outstanding bridge loans | $				$ 5,250